CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (4,457)	$ (4,046)	$ (3,952)
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	138,422	133,386
Repurchase	(134,924)	0
Carrying value initial recognition	81,785	0
Interest paid (cash flow)	(4,457)	(4,046)
Amortization	5,725	830
Accrued interest	1,972	4,046
Currency translation	(6,124)	4,206
Borrowings at the end of the period	82,399	138,422	$ 133,386
Current portion	4,245	1,824
Non-current portion	$ 78,154	$ 136,598